Intangible assets (Details Narrative)	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Inflation rate for perpetuity	2.83%
Weighted average cost of capital, measurement input [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	9.09%